BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Constitution of Digital Education Joint Venture (Details) - VivaE Educao Digital S.A. - BRL (R$) R$ in Thousands		9 Months Ended
	Apr. 08, 2022	Dec. 31, 2022
Disclosure of joint ventures
Percentage of ownership interest in joint venture	50.00%
Capital contribution in joint venture		R$ 10,000
nima Educao
Disclosure of joint ventures
Percentage of ownership interest in joint venture	50.00%
Capital contribution in joint venture		R$ 10,000